Segmental analysis - Operating profit/(loss) before tax (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segmental analysis
Net interest income	£ 11,275	£ 11,049	£ 9,842
Net fees and commissions	2,467	2,330	2,292
Total income	14,703	14,752	13,156
Depreciation and amortisation	(1,058)	(934)	(833)
Impairment losses	(359)	(578)	(337)
Operating profit before tax	6,195	6,178	5,132
Operating segment
Segmental analysis
Net interest income	11,275	11,049	9,842
Net fees and commissions	2,467	2,330	2,292
Other non-interest income	961	1,373	1,022
Total income	14,703	14,752	13,156
Depreciation and amortisation	(1,058)	(934)	(833)
Other operating expenses	(7,091)	(7,062)	(6,854)
Impairment losses	(359)	(578)	(337)
Operating profit before tax	6,195	6,178	5,132
Retail Banking
Segmental analysis
Net fees and commissions	408	427	422
Total income	4,743	4,170	4,956
Retail Banking | Operating segment
Segmental analysis
Net interest income	5,233	5,496	5,224
Net fees and commissions	408	427	422
Other non-interest income	9	8
Total income	5,650	5,931	5,646
Depreciation and amortisation	(1)	(1)
Other operating expenses	(2,936)	(2,827)	(2,593)
Impairment losses	(282)	(465)	(229)
Operating profit before tax	2,431	2,638	2,824
Private Banking
Segmental analysis
Net fees and commissions	290	249	250
Total income	26	327	778
Private Banking | Operating segment
Segmental analysis
Net interest income	645	710	777
Net fees and commissions	290	249	250
Other non-interest income	34	31	29
Total income	969	990	1,056
Depreciation and amortisation	(1)	(1)
Other operating expenses	(715)	(684)	(622)
Impairment losses	11	(14)	2
Operating profit before tax	264	291	436
Commercial & Institutional
Segmental analysis
Net fees and commissions	1,765	1,654	1,580
Total income	8,250	7,730	5,920
Commercial & Institutional | Operating segment
Segmental analysis
Net interest income	5,339	5,044	4,171
Net fees and commissions	1,765	1,654	1,580
Other non-interest income	853	723	662
Total income	7,957	7,421	6,413
Depreciation and amortisation	(154)	(154)	(161)
Other operating expenses	(4,120)	(3,937)	(3,583)
Impairment losses	(98)	(94)	(122)
Operating profit before tax	3,585	3,236	2,547
Central Items and other
Segmental analysis
Net fees and commissions	4		40
Total income	1,684	2,525	1,502
Central Items and other | Operating segment
Segmental analysis
Net interest income	58	(201)	(330)
Net fees and commissions	4		40
Other non-interest income	65	611	331
Total income	127	410	41
Depreciation and amortisation	(902)	(778)	(672)
Other operating expenses	680	386	(56)
Impairment losses	10	(5)	12
Operating profit before tax	£ (85)	£ 13	£ (675)